SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of total allowance for credit losses

Total allowance for
credit losses
Balance at December 31, 2021	1,148
Credit loss expense	2,571
Write-offs	(89)

Balance at December 31, 2022	3,630
Credit loss expense	1,950
Write-offs	(1,298)

Balance at December 31, 2023	4,282

Schedule of estimated useful lives

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3-5 years
Electronic equipment	3-5 years
Vehicles	4-5 years

Schedule of assets and liabilities measured at fair value on a recurring basis

Fair Value Measurements at Reporting Date Using
		Quoted Prices		Significant
	Fair Value	in Active Markets	Significant Other	Unobservable
	as of	for Identical	Observable	Inputs
	December 31, 2023	Assets (Level 1)	Inputs (Level 2)	(Level 3)

Short-term investments	50,143	—	50,143	—

Schedule of product revenues and segment profit (loss) generated by its segments

	Years Ended December 31,
	2021	2022	2023
B2C segment
Product revenues	491,855	408,305	357,975
Service revenues	30,896	33,223	19,388
Cost of products sold*	(413,333)	(345,065)	(297,979)
Segment profit for B2C Business	109,418	96,463	79,384

B2B segment
Product revenues	11,839,850	12,995,131	14,483,935
Service revenues	63,301	80,039	86,831
Cost of products sold*	(11,391,474)	(12,331,657)	(13,801,172)
Segment profit for B2B Business	511,677	743,513	769,594

Total segment profit	621,095	839,976	848,978
*

For segment reporting purpose, purchase rebate is allocated to B2C segment and B2B segment primarily based on the amount of cost of products sold for each segment. Cost of products sold does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, which are recorded in the fulfillment expenses.

Schedule of reconciliation of the reportable segments' measures of profit or loss to consolidated loss before income taxes

	Years Ended December 31,
	2021	2022	2023

Total profit for reportable segments	621,095	839,976	848,978
Unallocated amounts:
Fulfillment expenses	(355,836)	(401,414)	(400,538)
Selling and marketing expenses	(513,146)	(457,880)	(448,387)
General and administrative expenses	(206,981)	(205,623)	(224,202)
Technology expenses	(189,284)	(139,504)	(124,341)
Other operating income (expenses), net	2,012	(6,556)	(1,607)
Interest income	9,776	8,118	8,834
Interest expense	(5,488)	(13,443)	(20,141)
Foreign exchange gain (loss)	1,937	(7,875)	610
Other income, net	14,890	8,132	7,612
Loss before income tax	(621,025)	(376,069)	(353,182)

Schedule of revenues from different product groups and services

	Years Ended December 31,
	2021	2022	2023
Product Revenues	12,331,705	13,403,436	14,841,910
Drugs	11,681,106	12,572,634	13,883,055
Nutritional supplements	442,497	554,789	631,122
Medical supplies and devices	124,919	164,916	157,504
Other products.	83,183	111,097	170,229
Service Revenues	94,197	113,262	106,219
MP Service	52,309	68,477	70,271
Other Services	41,888	44,785	35,948
Total	12,425,902	13,516,698	14,948,129

Schedule of obligations under its reverse factoring arrangements

	As of December 31,
	2022	2023
The outstanding confirmed amount at the beginning of the year	46,900	64,120
The amount of obligation confirmed during the year	266,770	303,764
The amount of obligation paid during the year	(249,550)	(269,775)
The outstanding confirmed amount at the end of the year	64,120	98,109

Schedule of outstanding borrowings from factoring arrangement

	As of December 31,
	2022	2023
Outstanding borrowing at the beginning of the year	602	40,112
Borrowing received during the year	333,117	405,122
Borrowing repaid during the year	(293,607)	(404,881)
Outstanding borrowing at the end of the year	40,112	40,353

Schedule of guaranteed customer loans

	As of December 31,
	2022	2023
Outstanding guaranteed customer loans at the beginning of the year	—	46,512
Guaranteed during the year	46,512	742,464
Repaid by customers during the year	—	(733,977)
Outstanding guaranteed customer loans at the end of the year	46,512	54,999